Cessation of the Mobile Application part of business and the consequential effects on the Balance Sheet (Details Narrative)	1 Months Ended
Jul. 31, 2022 HKD ($)
Subsequent Event [Member] | Equity Transfer Agreement [Member]
Subsequent Event [Line Items]
Business consideration	$ 1,000